FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of disclosure of financial instruments

	March 31, 2024	December 31, 2023
	$	$
Assets:
Measured at amortized cost (i)	11,845	7,625
Liabilities:
Amortized cost (ii)	53,855	47,663
Fair value through P&L (iii)	(45)	159

(i)       Cash and cash equivalents, and trade and other receivables

(ii)       Accounts payable and accrued liabilities, current loans, and lease obligations.

(iii)       Embedded derivatives related to convertible debt (only financial instrument carried at fair value)